DESCRIPTION OF THE COMPANY (Details Narrative)			12 Months Ended
		Nov. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) T shares	Dec. 31, 2024 USD ($) shares	Jul. 08, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:BatteryGradeLithumNumberOfUnits-0] | T			50,000
Ordinary shares issued at closing of business combination		12,777
Share Price | $ / shares					$ 100.00
Sale of Stock, Description of Transaction			the Combined Company issued 100,000 shares of Newco Stock to the Sponsor as additional merger consideration that vest in the event that prior to the eighth anniversary of the closing of the Business Combination. Fifty percent of the Sponsor Earnout Shares will vest when the volume-weighted average price (“VWAP”) of the Common Stock price equals or exceeds $120.00 per share for a period of 20 trading days in a 30 trading day period, and the remaining fifty percent of the Sponsor Earnout Shares will vest when the VWAP of the Common Stock price equals or exceeds $140.00 per share for a period of 20 trading days in a 30 trading day period, or are otherwise forfeited.
trading days		20 days
Business acquisition consecutive trading days		30 days
Stock Issued During Period, Value, New Issues | $			$ 2,133,697	$ 268,998
PIPE Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		107,754
Stock Issued During Period, Value, New Issues | $		$ 10,075,002
SAFE Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares		13,839
Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conevrtible notes coverted into shares		5,588
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares		$ 120.00
Stock Issued During Period, Shares, New Issues	[1]		638,048	5,583
Stock Issued During Period, Value, New Issues | $	[1]		$ 64	$ 1
Common Stock [Member] | New co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued as additional consideration		500,000

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.